SHARE-BASED COMPENSATION - Restricted stock award activity (Details)	12 Months Ended
Mar. 31, 2026 USD ($) $ / shares shares
Number of Shares
Number of shares granted | shares	4,445,000
Number of shares vested immediately | shares	(633,500)
Unvested, ending balance | shares	3,811,500
Weighted-Average Grant-Date Fair Value per Ordinary Share
Granted | $ / shares	$ 2.82
Vested (Immediate & Installment 1) | $ / shares	2.82
Unvested, ending balance | $ / shares	$ 2.82
Weighted-Average Remaining Requisite Service Period (Years)	3 years 6 months
Aggregate intrinsic value | $	$ 4,573,800